Financial Instruments - Financial Assets Recorded at FVTPL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Unrealized (losses) gains on short-term investments, equity securities	$ 3,763	$ (6,137)
Realized gains on short-term investments, equity securities	9,156	(2,594)
Gains (losses) on financial assets at fair value through profit or loss	5,393	3,543
Equity securities [member]
Disclosure of financial assets [line items]
Unrealized (losses) gains on short-term investments, equity securities	60,355	(10,577)
Realized gains on short-term investments, equity securities	633	51,562
Gains (losses) on financial assets at fair value through profit or loss	$ (59,722)	$ 62,139